Employee benefit liabilities	12 Months Ended
Mar. 31, 2022
Disclosure of Employee Benefit Liabilities [abstract]
Employee benefit liabilities
23.
Employee benefit liabilities

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Non-current
Provision for gratuity (refer Note 40)	143	169	2
Total	143	169	2

Current
Provision for gratuity (refer Note 40)	7	20	0
Provision for compensated absences	143	159	2
Share based payment liability	102	—	—
Total	252	179	2